Pledged Assets (Tables)	12 Months Ended
Dec. 31, 2024
Pledged Assets [Abstract]
Schedule of pledged Assets
		Carrying amount
Assets	Purpose	December 31, 2023	December 31, 2024
Financial assets at amortized cost	Bank loans and credit card deposits	$337,024	$591,457
Investment properties	Bank loans	—	2,389,864